================================================================================

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   ----------

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09945

                           CDC Nvest Companies Trust I
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                399 Boylston Street, Boston, Massachusetts   02116
--------------------------------------------------------------------------------
               (Address of principal executive offices)   (Zip code)

                             John E. Pelletier, Esq.
                  CDC IXIS Asset Management Distributors, L.P.
                               399 Boylston Street
                           Boston, Massachusetts 02116
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (617) 449-2801

Date of fiscal year end: January 31, 2004

Date of reporting period: January 31, 2004

================================================================================

Item 1.  Reports to Stockholders.

The Registrant's semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

AEW Real Estate Fund

[LOGO] CDC Nvest Funds(SM)
       CDC IXIS Asset Management Distributors


Annual Report
January 31, 2004

AEW Real Estate Fund
AEW Management and Advisors

                              AEW Real Estate Fund

                                                               Portfolio Profile
--------------------------------------------------------------------------------

Objective:
Seeks to provide investors with above- average income and long-term growth of capital

Strategy:
Invests in real estate investment trusts (REITs) and/or real estate-related companies

Inception Date:
August 31, 2000

Manager:
Matthew A. Troxell, CFA
AEW Management and Advisors, L.P.

Symbols:
Class A            NRFAX
Class B            NRFBX
Class C            NRCFX
Class Y            NRFYX

Net Asset Value Per Share:
(January 31, 2004)
Class A           $15.13
Class B            15.10
Class C            15.15
Class Y            14.83

                                                           Management Discussion
--------------------------------------------------------------------------------

Powered by the flow of new capital from both domestic and foreign investors, the real estate investment trust (REIT) market outperformed both large-cap stocks and bonds during the 12 months ended January 31, 2004. Investors were attracted by the diversification benefits of REITs as well as their stable dividend yields during a period of generally rising optimism about the U.S. economy and the capital markets. Investors found these benefits more compelling than concerns about fundamental weakness in the property market caused by the effects of the economic slump of 2000 - 2002.

AEW Real Estate Fund's total return was 44.95% for the 12 months ended January 31, 2004, based on the net asset value of Class A shares, $0.48 per share in dividends and $0.24 per share in capital gains, all reinvested during the period. In comparison, the total return for the fund's benchmark, the Morgan Stanley REIT Index, was 46.78% during the same 12-month period, while the average return of comparable funds in Morningstar's Specialty Real Estate Fund category was 45.48%.

Historic performance for REITs
The year 2003 saw extraordinary returns in the REIT market, even in comparison to the stellar returns in the stock market. REITs outperformed both the Standard & Poor's 500 Index and the Dow Jones Industrial Average, the two most common benchmarks for large-cap stocks, for the fourth consecutive year and also outdistanced the bond market, which had outperformed REITs the previous year. In a market environment energized by signs of renewed economic growth and improved confidence levels, REITs trailed only the volatile small-cap, technology and cyclical sectors - areas that traditionally are the most sensitive to changes in the economy. In all, REITs enjoyed their best-ever annual return since the "modern REIT era" began a decade earlier.

Modest changes in sector allocations
Following our value-oriented strategy, we made minor adjustments to the fund's portfolio during the course of the year. We decreased the fund's exposure to the lagging office market, which continued to experience rising vacancies and declining rents. At the same time, the fund's retail holdings rose, reflecting the strong operating environment for retail properties as consumers continued to spend, as they have through much of the recent downturn.

Consistent with our expectation that the economy would continue to strengthen, we also increased the fund's industrial sector holdings slightly by investing in companies we believe may be well positioned to benefit from an improved economy. We reduced our holdings in the apartment industry, which has faced continuing challenges due to a weak job market and low interest rates, and we increased our exposure to the lodging industry, based on the expectation that demand for hotel rooms should improve as the economic recovery progresses.

                              AEW Real Estate Fund

REITs should continue to attract investors
We believe the flow of new investment capital into the REIT sector should remain strong, at least for the first half of 2004, both because of the competitive dividend streams of REITs and the benefits of diversification offered by real estate. Foreign investors also recently have started to discover the benefits of REITs. In addition, the flow of assets into the REIT sector should increase because of the addition of several individual REITs to various Standard & Poor's indexes.

While demand for REITs appears healthy, several potential risks do exist. Rising interest rates could increase the relative attractiveness of some alternative income-producing investments, including bonds. At the same time, an unexpected downturn in the economy from some unanticipated external shock could further weaken the property market.

The strong performance of REITs during the past year was primarily due to demand by investors, rather than the fundamentals within the industry. With the exception of the retail sector, real estate market fundamentals remain weak, but we believe they may have hit their trough and should begin to improve, although slowly, as the overall economy gathers strength. However, the pace of improvement will vary by both the type of property and the characteristics of different markets.

The most favorable outlook for the REIT market is that capital flows into real estate will remain strong, while the underlying fundamentals in the real estate industry recover with the rebound in the overall economy. This would allow the cash flows of individual properties to rise to levels consistent with the current values of REIT shares. While this scenario implies a period of somewhat lackluster returns, it also suggests that both public and private real estate returns are likely to remain strong, though perhaps not spectacular, in the near term.

This portfolio manager's commentary reflects the conditions and actions taken during the reporting period. Subsequent changes in economic or market conditions may result in strategic and other portfolio changes.

AEW Real Estate Fund invests primarily in real estate investment trusts (REITs) and/or real estate-related companies. Because the fund concentrates its investments in the real estate industry, it is subject to the risks of the real estate market. These risks include fluctuating real estate values, changes in interest rates and property taxes, as well as mortgage-related risks. This fund is also subject to the risk that mortgage prepayments may occur, reducing the return from real estate investments. The fund's investments in equity securities are subject to the risks associated with the stock market, which include unpredictable drops in value or periods of below-average performance in a given stock or in the stock market as a whole. The fund may also invest in small-cap companies, which are more volatile than the overall stock market. These risks affect the value of your investment. See the fund's prospectus for details.

                                                Portfolio as of January 31, 2004
--------------------------------------------------------------------------------

                               % of Net Assets
                                    as of
REITs                       1/31/04       7/31/03
---------------------------------------------------
Apartments                    16.5         18.5
---------------------------------------------------
Regional Malls                16.0         13.9
---------------------------------------------------
Office                        13.1         14.7
---------------------------------------------------
Shopping Centers              10.8         11.5
---------------------------------------------------
Diversified                    9.0          6.8
---------------------------------------------------
Office/Industrial              8.3          8.4
---------------------------------------------------
Industrial                     7.0          6.9
---------------------------------------------------
Self Storage                   4.0          3.4
---------------------------------------------------
Lodging/Resorts                3.6          3.1
---------------------------------------------------
Healthcare                     2.4          1.7
---------------------------------------------------
Factory Outlets                2.2          2.2
---------------------------------------------------
Manufactured Homes             1.0          1.3


Other Real Estate-Related Companies
---------------------------------------------------
Lodging & Gaming               2.5          1.7
---------------------------------------------------
Real Estate Management         1.4          3.7

Note: Total assets invested in the fund more than doubled during the year ended January 31, 2004. As a result, when the manager states that he reduced the fund's exposure to certain securities, there were actually more shares in the January 31 portfolio than there were at the beginning of the period, but the weighting as a percent of net assets had decreased.

                              AEW Real Estate Fund

Investment Results through January 31, 2004
--------------------------------------------------------------------------------

Performance in perspective

The charts comparing AEW Real Estate Fund's performance to a benchmark index provide you with a general sense of how the fund performed. To put this information in context, it may be helpful to understand the differences between the two. The fund's total return for the period shown below appears with and without sales charges and includes fund expenses and management fees. A securities index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged and does not have expenses that affect the results. It is not possible to invest directly in an index. In addition, few investors could purchase all of the securities necessary to match the index and would incur transaction costs and other expenses even if they could.

                                Growth of a $10,000 Investment in Class A Shares
--------------------------------------------------------------------------------

                         CDC Nvest AEW Real Estate Fund
                 Growth of $10,000 Investment in Class A Shares
             December 29, 2000 (inception) through January 31, 2004

Month         Net Asset     Maximum Sales     Morgan Stanley
 End           Value/1/       Charge/2/       REIT Index/5/
 ---           --------       ---------       -------------

12/29/2000      10,000          9,425                -
12/31/2000      10,000          9,425             10,000
 1/31/2001       9,915          9,345             10,043
 2/28/2001       9,802          9,238              9,870
 3/31/2001       9,859          9,292              9,951
 4/30/2001      10,068          9,489             10,182
 5/31/2001      10,248          9,659             10,410
 6/30/2001      10,848         10,224             11,038
 7/31/2001      10,723         10,107             10,799
 8/31/2001      11,173         10,531             11,199
 9/30/2001      10,835         10,212             10,751
10/31/2001      10,458          9,857             10,391
11/30/2001      10,999         10,367             10,997
12/31/2001      11,299         10,649             11,283
 1/31/2002      11,220         10,575             11,257
 2/28/2002      11,457         10,798             11,480
 3/31/2002      12,149         11,450             12,219
 4/30/2002      12,248         11,544             12,297
 5/31/2002      12,466         11,749             12,453
 6/30/2002      12,758         12,025             12,811
 7/31/2002      12,085         11,390             12,092
 8/31/2002      12,095         11,400             12,112
 9/30/2002      11,645         10,975             11,673
10/31/2002      11,048         10,412             11,087
11/30/2002      11,523         10,861             11,598
12/31/2002      11,689         11,017             11,694
 1/31/2003      11,368         10,715             11,373
 2/28/2003      11,596         10,929             11,576
 3/31/2003      11,811         11,132             11,819
 4/30/2003      12,270         11,565             12,318
 5/31/2003      12,959         12,214             13,014
 6/30/2003      13,266         12,503             13,311
 7/31/2003      13,992         13,188             14,019
 8/31/2003      14,098         13,287             14,104
 9/30/2003      14,582         13,744             14,604
10/31/2003      14,794         13,943             14,850
11/30/2003      15,420         14,533             15,505
12/31/2003      15,901         14,987             15,992
 1/31/2004      16,479         15,531             16,693

Notes to Charts

All returns represent past performance and do not guarantee future results. Share price and return will vary and you may have a gain or loss when you sell your shares. Recent returns may be higher or lower than those shown. All results include reinvestment of dividends and capital gains. The illustration represents past performance of Class A shares. The table and illustration do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares. Class Y shares are available to certain institutional investors only. Periods less than one year are not annualized.

/1/ Does not include a sales charge.

/2/ Includes the maximum sales charge of 5.75%.

/3/ Performance for Class B shares assumes a maximum 5.00% contingent deferred sales charge ("CDSC") applied when you sell shares. Class C share performance assumes a 1.00% sales charge, and a 1.00% CDSC applied when you sell shares within one year of purchase. Effective February 1, 2004, the 1% front-end sales charge will no longer be imposed on Class C shares.

/4/ Fund performance has been increased by expense waivers, without which performance would have been lower.

/5/ Morgan Stanley REIT Index is an unmanaged index of stocks issued by real estate investment trusts (REITs).

/6/ Morningstar Specialty Real Estate Fund Average is the average performance without sales charges of funds with similar investment objectives, as calculated by Morningstar, Inc.

/7/ The since-inception performance comparisons shown for each Class of fund shares are calculated as follows: Classes A, B and C from 12/31/00; Class Y from 8/31/00.

                                Average Annual Total Returns -- January 31, 2004
--------------------------------------------------------------------------------

                                                                Since
                                                1 Year/4/    Inception/4/
Class A (Inception 12/29/00)
Net Asset Value/1/                                44.95%           17.54%
With Maximum Sales Charge/2/                      36.63            15.30

Class B (Inception 12/29/00)
Net Asset Value/1/                                43.71            16.62
With CDSC/3/                                      38.71            15.92

Class C (Inception 12/29/00)
Net Asset Value/1/                                43.94            16.72
With Maximum Sales Charge and CDSC/3/             41.53            16.33

Class Y (Inception 8/31/00)
Net Asset Value/1/                                45.51            18.88
--------------------------------------------------------------------------------

                                                                    Since          Since
                                                                Class A, B, C     Class Y
Comparative Performance                             1 Year       Inception/7/   Inception/7/
   Morgan Stanley REIT Index/5/                       46.78%         18.08%        18.50%
   Morningstar Specialty Real Estate Fund Avg./6/     45.48          17.01         17.47

--------------------------------------------------------------------------------
              NOT FDIC   INSURED MAY LOSE   VALUE NO BANK GUARANTEE
--------------------------------------------------------------------------------

                 AEW Real Estate Fund -- Schedule of Investments

Investments as of January 31, 2004

   Shares     Description                                                            Value (a)
-----------------------------------------------------------------------------------------------
Common Stocks -- 97.8% of Total Net Assets
            LODGING & GAMING -- 2.5%
            Hotels & Motels -- 2.5%
   65,000   Hilton Hotels Corp.                                                    $  1,040,000
   20,000   Starwood Hotels & Resorts Worldwide, Inc.                                   706,800
                                                                                   ------------
                                                                                      1,746,800
                                                                                   ------------
            REAL ESTATE -- 1.4%
            Real Estate Management -- 1.4%
   33,800   Brookfield Properties Corp.                                                 974,454
                                                                                   ------------
            REAL ESTATE INVESTMENT TRUSTS -- 93.9%
            REITs - Apartments -- 16.5%
   39,900   Apartment Investment & Management Co., Class A                            1,403,682
   84,500   Archstone Smith Trust                                                     2,317,835
   60,000   AvalonBay Communities, Inc.                                               2,946,000
   33,000   Camden Property Trust                                                     1,435,500
  105,500   Equity Residential Properties Trust                                       3,070,050
   20,500   Summit Properties, Inc.                                                     473,140
                                                                                   ------------
                                                                                     11,646,207
                                                                                   ------------
            REITs - Diversified -- 9.0%
  106,900   Catellus Development Corp.                                                2,796,504
   13,500   Cousins Properties, Inc.                                                    414,450
   18,500   iStar Financial, Inc.                                                       740,370
   42,500   Vornado Realty Trust                                                      2,377,875
                                                                                   ------------
                                                                                      6,329,199
                                                                                   ------------
            REITs - Factory Outlets -- 2.2%
   28,000   Chelsea Property Group, Inc.                                              1,554,560
                                                                                   ------------
            REITs - Healthcare -- 2.4%
   31,000   Healthcare Realty Trust, Inc.                                             1,272,550
   24,600   Senior Housing Properties Trust                                             444,768
                                                                                   ------------
                                                                                      1,717,318
                                                                                   ------------
            REITs - Industrial -- 7.0%
   55,500   AMB Property Corp.                                                        1,939,725
   92,500   ProLogis Trust                                                            3,019,200
                                                                                   ------------
                                                                                      4,958,925
                                                                                   ------------
            REITs - Lodging/Resorts -- 3.6%
   11,500   Hospitality Properties Trust                                                481,275
  162,500   Host Marriott Corp.(c)                                                    2,058,875
                                                                                   ------------
                                                                                      2,540,150
                                                                                   ------------
            REITs - Manufactured Homes -- 1.0%
   17,500   Sun Communities, Inc.                                                       688,800
                                                                                   ------------
            REITs - Office -- 13.1%
   65,100   Boston Properties, Inc.                                                   3,256,953
   27,000   CarrAmerica Realty Corp.                                                    857,790
   15,500   Corporate Office Properties Trust V                                         342,705
  106,500   Equity Office Properties Trust                                            3,157,725
   49,000   Prentiss Properties Trust                                                 1,641,500
                                                                                   ------------
                                                                                      9,256,673
                                                                                   ------------
            REITs - Office/Industrial -- 8.3%
   34,500   Duke Realty Corp.                                                         1,134,015
   34,500   Kilroy Realty Corp.                                                       1,129,875
   65,000   Liberty Property Trust                                                    2,507,700
   26,000   PS Business Parks, Inc.                                                   1,125,800
                                                                                   ------------
                                                                                      5,897,390
                                                                                   ------------
            REITs - Regional Malls -- 16.0%
   75,000   General Growth Properties, Inc.                                           2,250,000
   35,000   Macerich Co. (The)                                                        1,684,550
   54,000   Rouse Co. (The)                                                           2,658,960
   73,000   Simon Property Group, Inc.                                                3,799,650
   38,500   Taubman Centers, Inc.                                                       894,355
                                                                                   ------------
                                                                                     11,287,515
                                                                                   ------------
            REITs - Self Storage -- 4.0%
   38,000   Public Storage, Inc.                                                      1,805,380
   28,000   Shurgard Storage Centers, Inc., Class A                                   1,064,280



                                                                                   ------------
                                                                                      2,869,660
                                                                                   ------------
            REITs - Shopping Centers -- 10.8%
   44,000   Developers Diversified Realty Corp.                                       1,512,720
   36,500   Federal Realty Investment Trust                                           1,507,085
   36,000   Kimco Realty Corp.                                                        1,660,680
   12,000   Pan Pacific Retail Properties, Inc.                                         613,320
   50,000   Regency Centers Corp.(d)                                                  2,085,000
   15,700   Urstadt Biddle - Class A                                                    232,360
                                                                                   ------------
                                                                                      7,611,165
                                                                                   ------------
            Total Real Estate Investment Trusts                                      66,357,562
                                                                                   ------------
            Total Common Stocks (Identified Cost $55,999,937)                        69,078,816
                                                                                   ------------
Principal Amount
----------------
Short Term Investments -- 5.6%
$ 1,783,916 Repurchase Agreement with Investors Bank & Trust Co. dated
            1/30/2004 at 0.75% to be repurchased at $1,784,027 on 2/02/2004, collateralized by $1,837,679 Federal Home Loan Mortgage
            Association Bond, 2.275%, due 10/25/2022 valued at $1,874,815             1,783,916
   94,769   Bank of Montreal, 1.01%, due 2/17/2004(e)                                    94,769
  226,689   Bank of Nova Scotia, 1.08%, due 3/03/2004(e)                                226,689
  251,877   Barclays, 1.09%, due 3/05/2004(e)                                           251,877
  125,938   Barclays, 1.02%, due 3/29/2004(e)                                           125,938
  352,627   BGI Prime Money Market Fund (e)                                             352,627
  176,314   BNP Paribas, 0.99%, due 2/11/2004(e)                                        176,314
   75,563   Credit Agricole Indosuez, 1.02%, due 2/09/2004(e)                            75,563
   25,188   Credit Agricole Indosuez, 1.02%, due 3/02/2004(e)                            25,188
   50,375   Den Danske Bank, 1.01%, due 2/10/2004(e)                                     50,375
  277,065   Fleet National Bank, 1.063%, due 7/21/2004(e)                               277,065
   20,150   Harris Trust & Savings Bank, 1.01%, due 2/27/2004(e)                         20,150
   70,444   Merrill Lynch Premier Institutional Fund(e)                                  70,444
  302,250   Merrimac Cash Fund, Premium Class(e)                                        302,250
   25,188   Prefco, 1.031%, due 2/19/2004(e)                                             25,188
   75,563   Sheffiled Receivables Corp, 1.031%, due 3/01/2004(e)                         75,563
                                                                                   ------------
            Total Short Term Investments (Identified Cost$3,933,91)                   3,933,916
                                                                                   ------------
            Total Investments -- 103.4%(Identified Cost $59,933,853)(b)              73,012,732
            Other assets less liabilities                                             (2,417,54)
                                                                                   ------------
            Total Net Assets -- 100%                                               $ 70,595,184
                                                                                   ============
(a)  See Note 2a of Notes to Financial Statements.
(b)  Federal Tax Information:
     At January 31, 2004, the net unrealized appreciation on
     investments based on cost of $60,166,141 for federal income tax purposes was as follows:
     Aggregate gross unrealized appreciation for all investments in
     which there is an excess of value over tax cost                               $ 13,100,216
     Aggregate gross unrealized depreciation for all investments in which
     there is an excess of tax cost over value                                         (253,625)
                                                                                   ------------
     Net unrealized appreciation                                                   $ 12,846,591
                                                                                   ============
     At January 31, 2004, the components of distributable
     earnings, excluding unrealized appreciation/depreciation,
     disclosed on a tax basis consisted of $0 in undistributed
     ordinary income and $183,610 in undistributed long-term gains.

(c)  Non-income producing security.
(d)  All or a portion of this security was on loan to brokers at January 31, 2004.
(e)  Represents investments of securities lending collateral.
REITs Real Estate Investment Trusts

                 See accompanying notes to financial statements.

                              Financial Statements

                        Statement of Assets & Liabilities

January 31, 2004

ASSETS
   Investments, at value (identified cost, $59,933,853)                         $  73,012,732
   Receivable for Fund shares sold                                                    699,491
   Receivable for securities sold                                                     125,134
   Dividends and interest receivable                                                  117,557
   Receivable from investment adviser                                                  11,989
   Securities lending income receivable                                                    64
                                                                                -------------
     TOTAL ASSETS                                                                  73,966,967
                                                                                -------------
LIABILITIES
   Collateral on securities loaned, at value                                        2,150,000
   Payable for securities purchased                                                 1,001,106
   Payable for Fund shares redeemed                                                    90,713
   Due to investment adviser                                                           45,159
   Deferred Trustees' fees                                                              8,558
   Transfer agent fees payable                                                         20,080
   Accounting and administrative fees payable                                           3,522
   Other accounts payable and accrued expenses                                         52,645
                                                                                -------------
     TOTAL LIABILITIES                                                              3,371,783
                                                                                -------------
NET ASSETS                                                                      $  70,595,184
                                                                                =============
NET ASSETS CONSIST OF:
   Paid in capital                                                              $  57,574,031
   Undistributed (overdistributed) net investment income                               (9,048)
   Accumulated net realized gain (loss) on investments                                (48,678)
   Net unrealized appreciation (depreciation) of investments                       13,078,879
                                                                                -------------
NET ASSETS                                                                      $  70,595,184
                                                                                =============
COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE:
   Class A shares:
     Net assets                                                                 $  39,845,606
                                                                                =============
     Shares of beneficial interest                                                  2,633,562
                                                                                =============
     Net asset value and redemption price per share                             $       15.13
                                                                                =============
     Offering price per share                                                   $       16.05
                                                                                =============

   Class B shares: (redemption price is equal to net asset value less any applicable contingent deferred sales charges)
     Net assets                                                                 $  12,129,401
                                                                                =============
     Shares of beneficial interest                                                    803,096
                                                                                =============
     Net asset value and offering price per share                               $       15.10
                                                                                =============
   Class C shares: (redemption price is equal to net asset value less any applicable contingent deferred sales charges)
     Net assets                                                                 $  11,410,340
                                                                                =============
     Shares of beneficial interest                                                    753,116
                                                                                =============
     Net asset value per share                                                  $       15.15
                                                                                =============
     Offering price per share                                                   $       15.30
                                                                                =============
   Class Y shares:
     Net assets                                                                 $   7,209,837
                                                                                =============
     Shares of beneficial interest                                                    486,327
                                                                                =============
     Net asset value, offering and redemption price per share                   $       14.83
                                                                                =============

                 See accompanying notes to financial statements.

                            Statement of Operations

For the Year Ended January 31, 2004

INVESTMENT INCOME
   Dividends (net of foreign taxes of $1,320)                                   $   1,939,605
   Interest                                                                             3,592
   Securities lending income                                                            1,985
                                                                                -------------
                                                                                    1,945,182
                                                                                -------------
   Expenses
     Management fees                                                                  368,326
     Service fees - Class A                                                            63,381
     Service and distribution fees - Class B                                           99,551
     Service and distribution fees - Class C                                           62,706
     Trustees' fees and expenses                                                       13,864
     Accounting and administrative                                                     33,108
     Custodian                                                                         60,464
     Transfer agent fees - Class A, Class B, Class C                                  169,740
     Transfer agent fees - Class Y                                                      9,057
     Audit and tax services                                                            31,307
     Legal                                                                              5,049
     Shareholder reporting                                                             29,086
     Registration                                                                      64,051
     Miscellaneous                                                                     13,428
                                                                                -------------
   Total expenses before reductions                                                 1,023,118
                                                                                -------------
     Less waiver/reimbursement                                                       (221,986)
     Less reductions                                                                   (2,058)
                                                                                -------------
   Net expenses                                                                       799,074
                                                                                -------------
   Net investment income                                                            1,146,108
                                                                                -------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
     Realized gain (loss) on investments - net                                      1,438,337
     Change in unrealized appreciation (depreciation) of
     investments - net                                                             14,404,596
                                                                                -------------
   Net realized and unrealized gain on investments                                 15,842,933
                                                                                -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                 $  16,989,041
                                                                                =============

                 See accompanying notes to financial statements.

                       Statement of Changes in Net Assets

                                                                                Year Ended         Year Ended
                                                                             January 31, 2004   January 31, 2003
                                                                             ----------------   ----------------
FROM OPERATIONS:
   Net investment income                                                        $  1,146,108       $    655,033
   Net realized gain (loss) on investments                                         1,438,337            228,329
   Net change in unrealized appreciation (depreciation) of investments            14,404,596         (1,714,470)
                                                                                ------------       ------------
   Increase (decrease) in net assets resulting from operations                    16,989,041           (831,108)
                                                                                ------------       ------------
FROM DISTRIBUTIONS TO SHAREHOLDERS:
   Net investment income
     Class A                                                                        (952,569)          (365,312)
     Class B                                                                        (293,266)          (203,434)
     Class C                                                                        (192,978)           (75,106)
     Class Y                                                                        (192,863)           (46,458)
   Short-Term capital gain
     Class A                                                                        (177,613)           (30,202)
     Class B                                                                         (57,187)           (19,946)
     Class C                                                                         (45,751)            (6,462)
     Class Y                                                                         (37,629)            (3,055)
   Long-Term capital gain
     Class A                                                                        (364,303)          (121,183)
     Class B                                                                        (124,336)           (80,049)
     Class C                                                                         (92,113)           (31,319)
     Class Y                                                                         (69,657)           (14,057)
                                                                                ------------       ------------
                                                                                  (2,600,265)          (996,583)
                                                                                ------------       ------------
INCREASE (DECREASE) IN NET ASSETS DERIVED FROM CAPITAL
SHARE TRANSACTIONS:                                                               29,689,479         17,432,591
                                                                                ------------       ------------
   Total increase (decrease) in net assets                                        44,078,255         15,604,900
NET ASSETS
   Beginning of period                                                            26,516,929         10,912,029
                                                                                ------------       ------------
   End of period                                                                $ 70,595,184       $ 26,516,929
                                                                                ============       ============
UNDISTRIBUTED (OVERDISTRIBUTED) NET INVESTMENT INCOME                           $     (9,048)      $     (4,895)
                                                                                ============       ============

                 See accompanying notes to financial statements.

                              Financial Highlights

For a share outstanding throughout each period.

                          Income (loss) from investment operations:            Less distributions:
                         ------------------------------------------- ----------------------------------------

              Net asset                    Net realized              Dividends   Distributions                 Net asset
                value,          Net       and unrealized  Total from  from net     from net                      value,      Total
            beginning of     invesment     gain(loss) on  investment investment    realized         Total        end of      return
             the period  income (loss)(c)   investments   operations   income    capital gains  distributions  the period  (%)(a)(d)
            ------------ ---------------- --------------  ---------- ----------  -------------  -------------  ----------  ---------
Class A
1/31/2004       $11.00         $0.36         $ 4.49         $ 4.85     $(0.48)       $(0.24)       $(0.72)        $15.13      45.0
1/31/2003        11.37          0.40          (0.22)          0.18      (0.39)        (0.16)        (0.55)         11.00       1.3
1/31/2002        10.49          0.55           0.82           1.37      (0.38)        (0.11)        (0.49)         11.37      13.2
1/31/2001(g)     10.58          0.02          (0.11)(f)      (0.09)        --            --            --          10.49      (0.9)

Class B
1/31/2004        11.00          0.26           4.46           4.72      (0.38)        (0.24)        (0.62)         15.10      43.7
1/31/2003        11.39          0.32          (0.24)          0.08      (0.31)        (0.16)        (0.47)         11.00       0.5
1/31/2002        10.49          0.50           0.78           1.28      (0.27)        (0.11)        (0.38)         11.39      12.3
1/31/2001(g)     10.58          0.02          (0.11)(f)      (0.09)        --            --            --          10.49      (0.9)

Class C
1/31/2004        11.01          0.26           4.50           4.76      (0.38)        (0.24)        (0.62)         15.15      43.9
1/31/2003        11.40          0.32          (0.24)          0.08      (0.31)        (0.16)        (0.47)         11.01       0.5
1/31/2002        10.49          0.50           0.79           1.29      (0.27)        (0.11)        (0.38)         11.40      12.4
1/31/2001(g)     10.58          0.02          (0.11)(f)      (0.09)        --            --            --          10.49      (0.9)

Class Y
1/31/2004        10.80          0.40           4.40           4.80      (0.53)        (0.24)        (0.77)         14.83      45.5
1/31/2003        11.21          0.42          (0.22)          0.20      (0.45)        (0.16)        (0.61)         10.80       1.5
1/31/2002        10.49          0.58           0.81           1.39      (0.56)        (0.11)        (0.67)         11.21      13.5
1/31/2001(h)     10.00          0.23           0.55           0.78      (0.29)           --         (0.29)         10.49       7.8

(a) A sales charge for Class A and Class C shares and a contingent deferred sales charge for Class B and Class C shares are not reflected in total return calculations. Periods less than one year are not annualized.
(b) The investment advisor agreed to reimburse a portion of the Fund's expenses during the period. Without this reimbursement, expense ratios would have been higher.
(c) Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(d) Had certain expenses not been reduced during the period, total returns would have been lower.
(e) Computed on an annualized basis for periods less than one year.
(f) The amount shown for a share outstanding does not correspond with the aggregate net gain/(loss) on investments for the period due to the timing of purchases and redemptions of Fund shares in relation to fluctuating values of the investments of the Fund.
(g) For the period December 29, 2000 (commencement of operations) through January 31, 2001.
(h) For the period August 31, 2000 (commencement of operations) through January 31, 2001.
(i) The Fund has entered into agreements with certain brokers to rebate a portion of brokerage commissions. The rebated commissions are used to reduce operating expenses of the Fund.

                 See accompanying notes to financial statements.

                 Ratios to average net assets:
                 -----------------------------
  Net assets,                    Expenses after
    end of                           expense        Net investment       Portfolio
  the period      Expenses         reductions           income            turnover
     (000)         (%)(b)              (%)                (%)             rate (%)
 ------------    ----------      --------------    ----------------     -----------
  $ 39,846         1.50               1.50(i)            2.73                18
    13,307         1.50               1.50               3.47                35
     5,522         1.50               1.50               4.92                36
       820         1.50(e)            1.50(e)            2.30(e)             12


    12,129         2.25               2.25(i)            1.98                18
     8,401         2.25               2.25               2.72                35
     3,718         2.25               2.25               4.43                36
        87         2.25(e)            2.25(e)            2.14(e)             12

    11,410         2.25               2.25(i)            1.98                18
     3,288         2.25               2.25               2.72                35
     1,061         2.25               2.25               4.52                36
        44         2.25(e)            2.25(e)            1.79(e)             12

     7,210         1.25               1.25(i)            2.98                18
     1,521         1.25               1.25               3.72                35
       611         1.25               1.25               5.35                36
       539         1.25(e)            1.25(e)            5.40(e)             12

                          Notes to Financial Statements

For the Year Ended January 31, 2004

1. Organization. AEW Real Estate Fund (the "Fund") is a series of CDC Nvest Companies Trust I (the "Trust"), a Massachusetts business trust, and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Fund seeks to provide investors with above-average income and long-term growth of capital. The Restatement of Amended Agreement and Declaration of Trust permits the Fund's Trustees to issue an unlimited number of shares of the Trust in multiple series (each such series is a "Fund").

The Fund offers Class A, Class B, Class C and Class Y shares. Class A shares are sold with a maximum front end sales charge of 5.75%. Class B shares do not pay a front end sales charge, but pay a higher ongoing distribution fee than Class A shares for eight years (at which point they automatically convert to Class A shares), and are subject to a contingent deferred sales charge ("CDSC") if those shares are redeemed within six years of purchase. Class C shares are sold with a maximum front end sales charge of 1.00%, do not convert to any other class of shares and pay a higher ongoing distribution fee than Class A shares and may be subject to a CDSC of 1.00% if those shares are redeemed within one year. (Beginning February 1, 2004, the 1.00% front-end sales charge will no longer be imposed on Class C shares). Class Y shares do not pay a front end sales charge, a CDSC or distribution fees. They are intended for institutional investors with a minimum initial investment of $1,000,000.

Expenses of the Fund are borne pro rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the Rule 12b-1 service and distribution fees and transfer agent fees applicable to such class), and votes as a class only with respect to its own 12b-1 Plan. Shares of each class would receive their pro rata share of the net assets of the Fund, if the Fund were liquidated. In addition, the Trustees approve separate dividends on each class of shares.

2. Significant Accounting Policies. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

a. Security Valuation. Equity securities for which market quotations are readily available are valued at market price on the basis of valuations furnished to the Fund by a pricing service, which has been authorized by the Trustees. The pricing service provides the last reported sale price for securities listed on an applicable securities exchange or on the NASDAQ national market system, or, if no sale was reported and in the case of over-the-counter securities not so listed, the last reported bid price. Effective April 14, 2003, securities traded on the NASDAQ National Market are valued at the NASDAQ Official Closing Price ("NOCP"), or if lacking an NOCP, at the most recent bid quotation on the NASDAQ National Market. Short-term obligations with a remaining maturity of less than sixty days are stated at amortized cost, which approximates market value. All other securities and assets are valued at their fair value as determined in good faith by the Fund's investment adviser and officers, under the supervision of the Fund's Trustees. Fair valuation may also be used by the Board of Trustees if extraordinary events occur after the close of the relevant market prior to the close of the New York Stock Exchange.

The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing it securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value.

b. Security Transactions and Related Investment Income. Security transactions are accounted for on trade date. Dividend income is recorded on ex-dividend date, or in the case of certain foreign securities, as soon as the Fund is notified, and interest income is recorded on an accrual basis. Interest income is increased by the accretion of discount and decreased by the amortization of premium. Investment income is recorded net of foreign taxes withheld when recovery of such taxes is uncertain. In determining net gain or loss on securities sold, the cost of securities has been determined on an identified cost basis.

c. Foreign Currency Translation. The books and records of the Fund are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

Since the values of investment securities are presented at the foreign exchange rates prevailing at the end of the period, it is not practical to isolate that portion of the results of operations arising from changes in exchange rates from fluctuations arising from changes in market prices of the investment securities. Such changes are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from: sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities at the end of the fiscal periods, resulting from changes in exchange rates.

For the Year Ended January 31, 2004

d. Federal and Foreign Income Taxes. The Fund intends to meet the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute to its shareholders substantially all of its net investment income and any net realized capital gains at least annually. Accordingly, no provision for federal income tax has been made. The Fund may be subject to foreign taxes on income and gains on investments that are accrued based upon the Fund's understanding of the tax rules and regulations that exist in the countries in which the Fund invests. Foreign governments may also impose taxes or other payments on investments with respect to foreign securities, such taxes are accrued as applicable.

e. Dividends and Distributions to Shareholders. Dividends and distributions are recorded on ex-dividend date. The timing and characterization of certain income and capital gains distributions are determined in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for distributions from real estate investment trusts for book and tax purposes. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to the capital accounts. Distributions from net investment income and short-term capital gains are considered to be ordinary income for tax purposes.

f. Repurchase Agreements. The Fund, through its custodian, receives delivery of the underlying securities collateralizing repurchase agreements. It is the Fund's policy that the market value of the collateral be at least equal to 102% of the repurchase price, including interest. The Fund's investment adviser is responsible for determining that the value of the collateral is at all times at least equal to 102% of the repurchase price, including interest. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities.

3. Purchases and Sales of Securities. For the year ended January 31, 2004, purchases and sales of securities (excluding short-term investments) were $36,273,163 and $8,054,094 respectively.

4.Management Fees and Other Transactions with Affiliates.

a. Management Fees. . AEW Management and Advisors, L. P. ("AEW") serves as investment adviser to the Fund. AEW is an affiliate of AEW Capital Management,
L. P. a wholly owned subsidiary of CDC IXIS Asset Management North America, L.P. ("CDC IXIS North America"). Under the terms of the management agreement, the Fund pays a management fee at the following annual rates, calculated daily and payable monthly, based on the Fund's average daily net assets:

        Percentage of Average Daily Net Assets
        --------------------------------------
              First                Over
          $500 million         $500 million
          ------------         ------------
             0.800%               0.750%

For the year ended January 31, 2004, management fee and waiver for the Fund were as follows:

        Gross      Waiver of          Net       Percentage of Average
      Management   Management     Management      Daily Net Assets
                                                ---------------------
         Fee           Fee            Fee          Gross      Net
      ----------   ----------     ----------      -------    -----
       $368,326     $43,189        $325,137        0.800%    0.706%

b. Accounting and Administrative Expense. CDC IXIS Asset Management Services, Inc. ("CIS"), a wholly owned subsidiary of CDC IXIS North America, performs certain accounting and administrative services for the Fund and has subcontracted with Investors Bank & Trust Co. ("IBT") to serve as subadministrator. Pursuant to an agreement among the Trust, CDC Nvest Funds Trust I, CDC Nvest Funds Trust II, CDC Nvest Funds Trust III, CDC Nvest Cash Management Trust (the "CDC Nvest Funds Trusts"), Loomis Sayles Funds I, Loomis Sayles Funds II (the "Loomis Sayles Funds Trusts") and CIS, each Fund pays CIS its pro rata portion of a group fee for these services representing the higher amount based on the following calculations:

    (1)    Percentage of Eligible Average Daily Net Assets
           -----------------------------------------------
              First            Next              Over
           $5 billion       $5 billion       $10 billion
           -----------      -----------      ------------
             0.0675%          0.0625%           0.0500%

     or

     (2) Each Fund's pro rata portion, based on eligible assets, of the annual aggregate minimum fee of $5 million.

Prior to October 1, 2003, the annual rate as a percentage of average daily net assets was 0.0600% on the first $5 billion in average daily net assets, 0.0500% on the next $5 billion in average daily net assets and 0.0450% on average daily net assets over $5 billion. The annual minimum aggregate fee was $3.4 million. This fee rate applied only to the CDC Nvest Funds Trusts.

For the year ended January 31, 2004, $33,108 was paid to CIS for accounting and administrative expense.

For the Year Ended January 31, 2004

c. Transfer Agent Fees. CIS is the transfer and shareholder servicing agent for the Fund and has subcontracted with Boston Financial Data Services ("BFDS") to serve as sub-transfer agent. The Fund pays CIS service fees for servicing shareholder accounts. Classes A, B and C pay service fees monthly representing the higher amount based on the following calculations:

     (1) An annual aggregate fee determined by applying an annual fee rate (see schedule below) to the eligible average daily net assets. Eligible assets are the average daily net assets of all accounts in load*equity funds.

               First            Next               Over
           $5.7 billion    Next $5 billion     $10.7 billion
           ------------    ---------------     -------------
               0.184%           0.180%             0.175%

     Each Class of shares is subject to a monthly class minimum of $1,500.

           or
     (2) An allocated portion, based on eligible assets, of an annual minimum aggregate fee of $8.4 million beginning September 15, 2003.

*Consisting of all equity funds within the CDC Nvest Funds Trusts, Loomis Sayles Growth Fund, Loomis Sayles International Equity Fund and Loomis Sayles Research Fund.

For the period July 1, 2003 through September 14, 2003, the annual minimum aggregate fee was $4.1 million. Prior to July 1, 2003, the annual minimum aggregate fee was $9.8 million.

Effective September 15, 2003, Class Y pays service fees monthly at an annual rate of 0.026% of their average daily net assets.

     (1) An annual aggregate fee determined by applying an annual rate of 0.026% to the eligible average daily net assets. Eligible assets are the average daily net assets of all accounts in no-load Retail* funds and load** funds -- Class Y.

     Class Y shares are subject to a monthly minimum of $1,250.
     or
     (2) An allocated portion, based on eligible assets for the period September 15, 2003 through December 31, 2003, of an aggregate minimum fee of $644,000 beginning September 15, 2003. Effective January 1, 2004 the annual minimum aggregate fee changed to $650,000.

     * No-load retail funds consist of Loomis Sayles Aggressive Growth Fund, Loomis Sayles Bond Fund, Loomis Sayles Global Bond Fund, Loomis Sayles Small Cap Growth Fund, Loomis Sayles Small Cap Value Fund, Loomis Sayles Tax-Managed Equity Fund, Loomis Sayles Value Fund and Loomis Sayles Worldwide Fund.

     ** Load funds Class Y consist of all funds with Class Y in the CDC Nvest Funds Trusts, Loomis Sayles Growth Fund, Loomis Sayles International Equity Fund, Loomis Sayles Research Fund and Loomis Sayles Investment Grade Bond Fund.

Prior to September 15, 2003, Class Y shareholders paid service fees monthly at an annual rate of 0.10% of their average daily net assets.

In addition, pursuant to other service agreements, the Funds pay service fees to other firms that provide similar services for their own shareholder accounts.

CIS, BFDS and other firms are also reimbursed by the Fund for out-of-pocket expenses. For the year ended January 31, 2004, the Fund paid $133,273 to CIS as compensation for its services as transfer agent.

d. Service and Distribution Fees. Pursuant to Rule 12b-1 under the 1940 Act, the Trust has adopted a Service Plan relating to the Fund's Class A shares (the "Class A Plan") and Service and Distribution Plans relating to the Fund's Class B and Class C shares (the "Class B and Class C Plans").

Under the Class A Plan, the Fund pays CDC IXIS Asset Management Distributors, L.P. ("CDC IXIS Distributors"), the Fund's distributor, a wholly owned subsidiary of CDC IXIS North America, a monthly service fee at the annual rate of 0.25% of the average daily net assets attributable to the Fund's Class A shares, as reimbursement for expenses incurred by CDC IXIS Distributors in providing personal services to investors in Class A shares and/or the maintenance of shareholder accounts. For the year ended January 31, 2004, the Fund paid CDC IXIS Distributors $63,381 in fees under the Class A Plan.

For the Year Ended January 31, 2004

Under the Class B and Class C Plans, the Fund pays CDC IXIS Distributors a monthly service fee at the annual rate of 0.25% of the average daily net assets attributable to the Fund's Class B and Class C shares, as compensation for services provided and expenses incurred by CDC IXIS Distributors in providing personal services to investors in Class B and Class C shares and/or the maintenance of shareholder accounts. For the year ended January 31, 2004 the Fund paid CDC IXIS Distributors $24,888 and $15,676 in service fees under the Class B and Class C Plans, respectively.

Also under the Class B and Class C Plans, the Fund pays CDC IXIS Distributors a monthly distribution fee at the annual rate of 0.75% of the average daily net assets attributable to the Fund's Class B shares and Class C shares, as compensation for services provided and expenses incurred by CDC IXIS Distributors in connection with the marketing or sale of Class B and Class C shares. For the year ended January 31, 2004, the Fund paid CDC IXIS Distributors $74,663 and $47,030 in distribution fees under the Class B and Class C Plans, respectively.

Commissions (including CDSC) on Fund shares paid to CDC IXIS Distributors by investors in shares of the Fund during the year ended January 31, 2004 amounted to $175,223.

e. Trustees Fees and Expenses. The CDC Nvest Trusts and Loomis Sayles Funds Trusts do not pay any compensation directly to their officers or Trustees who are directors, officers or employees of CDC IXIS Advisers, CDC IXIS Distributors, CDC IXIS North America, CIS or their affiliates. Each other Trustee receives a retainer fee at the annual rate of $45,000 and meeting attendance fees of $4,500 for each meeting of the Board of Trustees attended. Each committee member receives an additional retainer fee at the annual rate of $7,000 while each committee chairman receives a retainer fee (beyond the $7,000 fee) at the annual rate of $5,000. The retainer fees assume four Board or Committee meetings per year; Trustees are compensated for each additional Board or Committee meeting in excess of four per year, at the rate of $4,500 and $1,750, respectively. These fees are allocated to the various CDC Nvest Funds Trusts and the Loomis Sayles Funds Trusts based on a formula that takes into account, among other factors, the relative net assets of each Fund. Trustees are reimbursed for travel expenses in connection with attendance at meetings.

A deferred compensation plan (the "Plan") is available to the Trustees on a voluntary basis. Each participating Trustee will receive an amount equal to the value that such deferred compensation would have been had it been invested in a designated Fund or certain other funds of the CDC Nvest Funds Trusts or Loomis Sayles Funds Trusts on the normal payment date. Deferred amounts remain in the Funds until distributed in accordance with the Plan.

f. Publishing Services. CIS performs certain desktop publishing services for the Funds. Fees for these services are presented in the Statement of Operations as shareholder reporting. For the year ended January 31, 2004, the Fund paid $2,651 to CIS as compensation for these services.

5.Capital Shares. The Fund may issue an unlimited number of shares of beneficial interest. Transactions in capital shares were as follows:

                                                         Year Ended                   Year Ended
                                                      January 31, 2004             January 31, 2003
                                                 -------------------------   -------------------------
 Class A                                           Shares        Amount        Shares        Amount
---------                                        ----------   ------------   ----------   ------------
Shares sold                                       1,840,928   $ 24,015,684      922,157   $ 10,963,336
Shares issued in connection with the
 reinvestment of:
    Dividends from net investment income             56,886        759,339       27,328        321,284
    Distributions from net realized gain             31,114        438,679        6,940         77,941
                                                 ----------   ------------   ----------   ------------
                                                  1,928,928     25,213,702      956,425     11,362,561
Shares repurchased                                 (505,210)    (6,586,903)    (232,201)    (2,648,135)
                                                 ----------   ------------   ----------   ------------
Net increase (decrease)                           1,423,718   $ 18,626,799      724,224   $  8,714,426
                                                 ----------   ------------   ----------   ------------

                                                         Year Ended                   Year Ended
                                                      January 31, 2004             January 31, 2003
                                                 -------------------------   -------------------------
 Class B                                           Shares        Amount        Shares        Amount
---------                                        ----------   ------------   ----------   ------------
Shares sold                                         204,391   $  2,660,460      605,067   $  7,184,231
Shares issued in connection with the
 reinvestment of:
    Dividends from net investment income             17,736        231,747       16,481        194,046
    Distributions from net realized gain             10,359        145,291        4,858         54,611
                                                 ----------   ------------   ----------   ------------
                                                    232,486      3,037,498      626,406      7,432,888
Shares repurchased                                 (192,997)    (2,455,353)    (189,184)    (2,159,672)
                                                 ----------   ------------   ----------   ------------
Net increase (decrease)                              39,489   $    582,145      437,222   $  5,273,216
                                                 ----------   ------------   ----------   ------------

For the Year Ended January 31, 2004

                                                         Year Ended                   Year Ended
                                                      January 31, 2004             January 31, 2003
                                                 -------------------------   -------------------------
 Class C                                           Shares        Amount        Shares        Amount
---------                                        ----------   ------------   ----------   ------------
Shares sold                                         524,535   $  7,086,116      260,516   $  3,079,336
Shares issued in connection with the
 reinvestment of:
    Dividends from net investment income              6,822         90,944        4,231         49,808
    Distributions from net realized gain              4,907         69,220        1,378         15,506
                                                 ----------   ------------   ----------   ------------
                                                    536,264      7,246,280      266,125      3,144,650
Shares repurchased                                  (81,680)    (1,083,451)     (60,706)      (694,195)
                                                 ----------   ------------   ----------   ------------
Net increase (decrease)                             454,584   $  6,162,829      205,419   $  2,450,455
                                                 ----------   ------------   ----------   ------------

                                                         Year Ended                   Year Ended
                                                      January 31, 2004             January 31, 2003
                                                 -------------------------   -------------------------
 Class Y                                           Shares        Amount        Shares        Amount
---------                                        ----------   ------------   ----------   ------------
Shares sold                                         411,357   $  5,228,063       93,796   $  1,070,529
Shares issued in connection with the
reinvestment of:
        Dividends from net investment income         14,511        192,779        4,077         46,458
        Distributions from net realized gain          7,702        107,206        1,502         17,112
                                                 ----------   ------------   ----------   ------------
                                                    433,570      5,528,048       99,375      1,134,099
Shares repurchased                                  (88,143)    (1,210,342)     (13,000)      (139,605)
                                                 ----------   ------------   ----------   ------------
Net increase (decrease)                             345,427   $  4,317,706       86,375   $    994,494
                                                 ----------   ------------   ----------   ------------
Increase (decrease) derived from
        capital shares transactions               2,263,218   $ 29,689,479    1,453,240   $ 17,432,591
                                                 ==========   ============   ==========   ============

6. Security Lending. The Fund has entered into an agreement with IBT, as agent of the Fund, to lend securities to certain designated borrowers. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. The Fund receives fees for lending its securities. At January 31, 2004, the Fund loaned securities having a market value of $2,085,000 and collateralized by cash in the amount of $2,150,000 which was invested in short-term investments.

7. Expense Reductions. AEW has given a binding undertaking to the Fund to defer its management fees, and if necessary, to bear certain expenses related to operating the Fund, in order to limit the Fund's total operating expenses to the annual rates of 1.50%, 2.25%, 2.25% and 1.25% of average daily net assets of the Fund's Class A, Class B, Class C and Class Y shares, respectively. This undertaking is in effect until April 30, 2004 and will be reevaluated on an annual basis. For the year ended January 31, 2004, and in addition to the waiver of management fees as shown in Note 4, $178,797 of class level expenses have been reimbursed.

If in the fiscal year following a year in which the Fund had received a deferral or reimbursement, the actual operating expenses of the Fund are less than the expense limit for the Fund, the Fund is obligated to pay AEW an amount of additional expense that is the lower of the difference between the expense limit and the actual amount of fees previously waived or expenses reimbursed.

At January 31, 2004, $221,986 was subject to possible reimbursement to AEW until January 31, 2005 under the expense limitation agreement.

8. Line of Credit. The Funds that comprise the CDC Nvest Funds Trusts participate in a $50,000,000 committed line of credit provided by IBT. Advances under the Agreement are taken primarily for temporary or emergency purposes. Borrowings under the Agreement bear interest at a rate tied to one of several short-term rates that may be selected by the lender from time to time. In addition, the Funds are charged a facility fee equal to 0.10% per annum on the unused portion of the line of credit. The annual cost of maintaining the line of credit and the facility fee is apportioned pro rata among the participating Funds. There were no borrowings as of or during the year ended January 31, 2004.

                         Report of independent auditors

To the Trustees of CDC Nvest Companies Trust I and Shareholders of AEW Real Estate Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of AEW Real Estate Fund (formerly CDC Nvest AEW Real Estate Fund) (the "Fund"), a series of CDC Nvest Companies Trust I, at January 31, 2004, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at January 31, 2004 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
March 10, 2004

                             Additional Information

Tax Information (unaudited)
Pursuant to Section 852 of the Internal Revenue Code, the Fund designated $1,128,042 as capital gain dividends paid during the year ended January 31, 2004.

During the period ended January 31, 2004, the tax character of distributions paid was $1,472,223 from ordinary income and $1,128,042 from long-term capital gains.

                             Trustees' Information

The Fund is governed by a Board of Trustees, which is responsible for generally overseeing the conduct of Fund business and for protecting the interests of shareholders. The trustees meet periodically throughout the year to oversee the Fund's activities, review contractual arrangements with companies that provide services to the Fund and review the Funds' performance.

                                    Position(s) Held with                                       Number of Portfolios in
  Name, Age and Address            Fund/1/, Length of Time       Principal Occupation(s)       Fund Complex Overseen and
  ---------------------
  INDEPENDENT TRUSTEES          Served and Term of Office/2/       During Past 5 Years         Other Directorships held
  --------------------          ----------------------------       -------------------         ------------------------
Graham T. Allison, Jr. (63)              Trustee (2);         Douglas Dillon Professor and    40;
399 Boylston Street                 19 years for CDC Nvest    Director for the Belfer Center  Director, Taubman Centers,
Boston, MA 02116                         Funds Trusts         of Science and International    Inc.; Board Member, USEC
                                                              Affairs, John F. Kennedy        Inc.
                                                              School of Government,
                                                              Harvard University

Edward A. Benjamin (65)                  Trustee (1);         Retired; formerly, Partner,     40;
399 Boylston Street                    Less than 1 year       Ropes & Gray (law firm)         Director, Coal, Energy
Boston, MA 02116                         for CDC Nvest                                        Investments &
                                         Funds Trusts                                         Management; Director,
                                                                                              Precision Optics
                                                                                              Corporation
                                                                                              (optics manufacturer)

Daniel M. Cain (59)                        Trustee,           President and CEO, Cain         40;
452 Fifth Avenue                    Committee Chairman (1);   Brothers & Company,             Trustee for Universal
New York, NY 10018                   7 years for CDC Nvest    Incorporated (investment        Health Realty Income Trust;
                                         Funds Trusts         banking)                        Director, Sheridan Healthcorp

Paul G. Chenault (70)                     Trustee (2);        Retired; formerly, Trustee,     40;
5852 Pebble Beach Way              Less than 1 year for CDC   First Variable Life (variable   Director, Mailco Office
San Luis Obispo, CA 93401             Nvest Funds Trusts      life insurance)                 Products, Inc.

Kenneth J. Cowan (71)                      Trustee,           Retired                         40;
399 Boylston Street                 Committee Chairman (2);                                   None
Boston, MA 02116                    28 years for CDC Nvest
                                         Funds Trusts

Richard Darman (60)                      Trustee (2);         Partner, The Carlyle Group      40;
399 Boylston Street                  7 years for CDC Nvest    (investments); Chairman of      Director and Chairman, AES
Boston, MA 02116                         Funds Trusts         the Board of Directors of       Corporation
                                                              AES Corporation (interna-
                                                              tional power company); for-
                                                              merly, Professor, John F.
                                                              Kennedy School of
                                                              Government, Harvard
                                                              University

Sandra O. Moose (62)                     Trustee (1);         President, Strategic Advisory   40;
399 Boylston Street                 21 years for CDC Nvest    Services; formerly, Senior      Director, Verizon
Boston, MA 02116                         Funds Trusts         Vice President and Director,    Communications
                                                              The Boston Consulting           Director, Rohm and Haas
                                                              Group, Inc. (management         Company
                                                              consulting)

 Name, Age and Address             Position(s) Held with                                       Number of Portfolios in
 ---------------------
 INDEPENDENT TRUSTEES              Fund/1/, Length of Time       Principal Occupation(s)       Fund Complex Overseen and
 --------------------
    (continued)                 Served and Term of Office/2/       During Past 5 Years         Other Directorships held
    -----------                 ----------------------------       -------------------         ------------------------
John A. Shane (71)                        Trustee (2);        President, Palmer Service       40;
200 Unicorn Park Drive              21 years for CDC Nvest    Corporation (venture capital    Director, Gensym
Woburn, MA 01801                          Funds Trusts        organization)                   Corporation; Director,
                                                                                              Overland Storage, Inc.;
                                                                                              Director, Abt Associates
                                                                                              Inc.

INTERESTED TRUSTEES
-------------------

Robert J. Blanding/3/ (56)                  Trustee;          President, Chairman,            40;
555 California Street                Less than 1 year for     Director, and Chief Executive   None
San Francisco, CA 94104             CDC Nvest Funds Trusts    Officer, Loomis Sayles, Chief
                                                              Executive Officer - Loomis
                                                              Sayles Funds II; President
                                                              and CEO - Loomis Sayles
                                                              Funds I

John T. Hailer/4/ (43)                President and Chief     President and Chief             40;
399 Boylston Street                 Executive Officer - CDC   Executive Officer, CDC IXIS     None
Boston, MA 02116                 Nvest Funds Trusts, Trustee; Asset Management
                                     3 years for CDC Nvest    Distributors, L.P.; President,
                                         Funds Trusts         Loomis Sayles Funds II;
                                                              Executive Vice President -
                                                              Loomis Sayles Funds I, for-
                                                              merly, Senior Vice President,
                                                              Fidelity Investments

Peter S. Voss/5/ (57)               Chairman of the Board,    Director, President and Chief   40;
399 Boylston Street                Trustee; 11 years for CDC  Executive Officer, CDC IXIS     Trustee of Harris Associates
Boston, MA 02116                      Nvest Funds Trusts      Asset Management North          Investment Trust/6/
                                                              America, L.P.

                                    Position(s) Held with                                      Number of Portfolios in
                                   Fund/1/, Length of Time       Principal Occupation(s)      Fund Complex Overseen and
  Name, Age and Address         Served and Term of Office/2/       During Past 5 Years         Other Directorships held
  ---------------------         ----------------------------       -------------------         ------------------------
OFFICERS
--------

Frank A. LoPiccolo (50)                  Anti-Money           Senior Vice President,          Not Applicable;
399 Boylston Street                 Laundering Officer;       CDC IXIS Asset                  None
Boston, MA 02116                       Not Applicable         Management Services, Inc.

Nicholas H. Palmerino (38)               Treasurer;           Senior Vice President, CDC      Not Applicable;
399 Boylston Street                    Not Applicable         IXIS Asset Management           None
Boston, MA 02116                                              Services, Inc.; Senior Vice
                                                              President, CDC IXIS Asset
                                                              Management Advisers, L.P.;
                                                              formerly, Vice President,
                                                              Loomis, Sayles & Company,
                                                              L.P.

John E. Pelletier (39)                   Secretary;           Senior Vice President,          Not Applicable;
399 Boylston Street                    Not Applicable         General Counsel, Secretary      None
Boston, MA 02116                                              and Clerk, CDC IXIS
                                                              Distribution Corporation;
                                                              Senior Vice President,
                                                              General Counsel, Secretary
                                                              and Clerk, CDC IXIS Asset
                                                              Management Distributors,
                                                              L.P.; Senior Vice President,
                                                              General Counsel, Secretary
                                                              and Clerk, CDC IXIS Asset
                                                              Management Advisers, L.P.;
                                                              Executive Vice President,
                                                              General Counsel, Secretary,
                                                              Clerk, and Director, CDC
                                                              IXIS Asset Management
                                                              Services, Inc.

(1) Member of Audit Committee.
(2) Member of Contract Review and Governance Committee.
/1/ Except as noted, each Trustee and Officer holds the same positions with CDC Nvest Funds Trust I, CDC Nvest Funds Trust II, CDC Nvest Funds Trust III, CDC Nvest Companies Trust I, AEW Real Estate Income Fund and CDC Nvest Cash Management Trust (the "CDC Nvest Funds Trusts") and Loomis Sayles Funds I and Loomis Sayles Funds II (the "Loomis Sayles Funds Trusts" and together with the CDC Nvest Funds Trusts, the "Trusts").
/2/ All Trustees serve until retirement, resignation or removal from the Board. The current retirement age is 72.
/3/ Mr. Blanding is deemed an "interested person" of the Trusts because he holds the following positions with affiliated persons of the Trusts: President, Chairman, Director and Chief Executive Officer of Loomis, Sayles & Company, L.P. ("Loomis Sayles").
/4/ Mr. Hailer is an "interested person" of the Trusts because he holds the following positions with affiliated persons of the Trusts: Director and Executive Vice President of CDC IXIS Asset Management Distribution Corporation; President and Chief Executive Officer of CDC IXIS Asset Management Distributors, L.P. ("CDC IXIS Distributors").
/5/ Mr. Voss is an "interested person" of the Trusts because he holds the following positions with entities that may be considered to be affiliated persons of the Trusts: Director of CDC IXIS Asset Management Services, Inc.; Director of CDC IXIS Asset Management Distribution Corporation; Director and Chairman of CDC IXIS Asset Management Associates, Inc.; Director of AEW Capital Management, Inc; Director of Harris Associates, Inc; Director of Loomis, Sayles & Company, Inc.; Member of Reich & Tang Asset Management, LLC; Director of Westpeak Global Advisors, Inc.; Director of Vaughan, Nelson, Scarborough & McCullough, Inc.; Director, Hansberger Group, Inc.; Member, Board of Managers, Harris Alternatives L.L.C.; and Director and Member of Executive Board of CDC IXIS Asset Management.
/6/ As of December 31, 2003, Harris Associates Investment Trust has seven series that were overseen by its Board of Trustees.

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

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

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

Item 2.  Code of Ethics.
The Trust has adopted a code of Ethics that applies to the Trust's principal executive officer, principal financial officer and persons performing similar functions.

Item 3.  Audit Committee Financial Expert.
The Board of Trustees of the Trust has established an audit committee. Ms. Sandra O. Moose, and Messrs. Edward A. Benjamin and Daniel M. Cain, all members of the audit committees have been designated financial experts. Each of these individuals is also an Independent Trustee of the Trust.

Item 4.  Principal Accountant Fees and Services.

Fees paid to Principal Accountant by the Funds. The table below sets forth fees billed by the principal accountant, PricewaterhouseCoopers LLP, for the past two fiscal years for professional services rendered in connection with a) the audit of the Trust's annual financial statements and services provided in connection with regulatory filings; b) audit-related services (including services that are reasonably related to the performance of the audit of the registrant's financial statements and but not reported under "Audit Fees"); c) tax compliance, tax advice and tax planning and d) all other fees billed for professional services rendered by the principal accountant to the Trust, other than the services provided reported as a part of (a) through (c) of this Item.

                                           Audit-related
                           Audit fees           fees           Tax fees/1/     All other fees
---------------------------------------------------------------------------------------------
                        2002       2003     2002    2003     2002      2003     2002    2003
---------------------------------------------------------------------------------------------
CDC Nvest Companies
Trust I              $  20,000  $  20,000  $    0  $    0  $  5,050  $  5,050  $    0  $    0
---------------------------------------------------------------------------------------------

     1.   The tax fees consist of a review of the Trust's tax returns.

Aggregate fees billed to the Trust for non-audit services for 2003 and 2002 were $5,050 and $5,050, respectively.

Fees paid to Principal Accountant By Adviser and Control Affiliates. The following table sets forth the non-audit services provided by the Trust's principal accountant to CDC IXIS Asset Management Advisers, L.P. and entities controlling, controlled by or under common control with CDC IXIS Asset Management Advisers, L.P. that provide ongoing services to the Trust ("Control Affiliates") for the last two fiscal years.

                         Audit-related
                            fees/1/           Tax fees       All other fees
---------------------------------------------------------------------------
                        2002       2003     2002    2003     2002      2003
---------------------------------------------------------------------------
Control Affiliates   $ 96,000   $ 107,000    n/a     n/a      n/a       n/a
---------------------------------------------------------------------------

     1. The audit related fees consist of performing SAS 70 internal examinations for a Trust affiliate, review of anti-money laundering procedures for the investment adviser and review of 12b-1 expenditures for the Trust's distributor.

Aggregate fees billed to Control Affiliates for non-audit services during 2003 and 2002 were $195,000 and $184,000, respectively

None of the services described above were approved pursuant to (c)(7)(i)(C) of Regulation S-X.

Audit Committee Pre Approval Policies.

     Annually, the Trust's Audit Committee reviews the audit, audit-related, tax and other non-audit services together with the projected fees, for services proposed to be rendered to the Trust and/or other entities for which pre-approval is required during the upcoming year. Any subsequent revisions to already pre-approved services or fees (including fee increases) and requests for pre-approval of new services would be presented for consideration quarterly as needed.

     If, in the opinion of management, a proposed engagement by the Trust's independent accountants needs to commence before the next regularly scheduled Audit Committee meeting, any member of the Audit Committee who is an independent Board member is authorized to pre-approve the engagement, but only for engagements to provide audit, audit related and tax services. This approval is subject to review of the full Audit committee at its next quarterly meeting. All other engagements require the approval of all the members of the audit committee.

Items 5 and 6. [Reserved]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.

Item 8.  [Reserved.]

Item 9.  Controls and Procedures

The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions that occurred during the Trust's last fiscal half-year with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that have materially affected, or are reasonably likely to materially affect the Trust's internal controls subsequent to the date of their evaluation.

Item 10. Exhibits.

(a) Code of Ethics.

(b) Certifications of Principal Executive Officer and Principal Financial
    Officer.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                        CDC Nvest Companies Trust I


                                        By: /s/John T. Hailer
                                            ------------------------------------
                                        Name:  John T. Hailer
                                        Title: President and Chief Executive
                                               Officer
                                        Date:  March 16, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


                                        By: /s/JOHN T. Hailer
                                            ------------------------------------
                                        Name:  John T. Hailer
                                        Title: President and Chief Executive
                                               Officer
                                        Date:  March 16, 2004


                                        By: /s/Nicholas Palmerino
                                            ------------------------------------
                                        Name:  Nicholas H. Palmerino
                                        Title: Treasurer
                                        Date:  March 16, 2004

                                  EXHIBIT INDEX

(a)     Code of Ethics of CDC Nvest Companies Trust I

(b)(1) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2 under the Investment Company Act of 1940

(b)(2) Certifications of principal executive officer and principal financial officer as required by Section 906 of the Sarbanes-Oxley Act of 2002.